COMMITMENTS	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
15. COMMITMENTS

The Company has a cost-sharing agreement to reimburse Oniva for a percentage of its overhead expenses, to reimburse 100% of its out-of-pocket expenses incurred on behalf of the Company, and to pay a percentage fee based on the total overhead and corporate expenses. The agreement may be terminated with one-months’ notice by either party. Transactions and balances with Oniva are disclosed in Note 13.